Loans and Allowance for Credit Losses - Disclosure of Loans (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of credit risk exposure [line items]
Gross carrying amount	$ 1,049,515	$ 987,417
Allowance for loan losses	(7,093)	(6,037)
Loans, net of allowance for credit losses	1,042,422	981,380
Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	493,413	477,544
Allowance for loan losses	(794)	(572)
Loans, net of allowance for credit losses	492,619	476,972
Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	115,345	108,338
Allowance for loan losses	(1,541)	(1,389)
Loans, net of allowance for credit losses	113,804	106,949
Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	26,789	25,565
Allowance for loan losses	(1,273)	(1,164)
Loans, net of allowance for credit losses	25,516	24,401
Retail [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	16,797	15,531
Allowance for loan losses	(334)	(258)
Loans, net of allowance for credit losses	16,463	15,273
Wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	397,171	360,439
Allowance for loan losses	(3,151)	(2,654)
Loans, net of allowance for credit losses	394,020	357,785
Undrawn loan commitments - retail [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	325,679	309,270
Allowance for loan losses	(197)	(172)
Undrawn loan commitments - wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	594,569	533,783
Allowance for loan losses	(168)	(139)
Canada [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	782,308	757,696
Canada [member] | Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	454,346	441,191
Canada [member] | Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	90,842	86,977
Canada [member] | Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	25,836	24,619
Canada [member] | Retail [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	16,797	15,531
Canada [member] | Wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	194,487	189,378
Canada [member] | Undrawn loan commitments - retail [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	311,332	300,071
Canada [member] | Undrawn loan commitments - wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	183,589	180,687
United States [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	200,748	171,124
United States [member] | Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	35,673	33,092
United States [member] | Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	20,984	18,148
United States [member] | Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	652	653
United States [member] | Wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	143,439	119,231
United States [member] | Undrawn loan commitments - retail [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	9,434	5,099
United States [member] | Undrawn loan commitments - wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	309,469	264,309
Other International [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	66,459	58,597
Other International [member] | Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	3,394	3,261
Other International [member] | Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	3,519	3,213
Other International [member] | Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	301	293
Other International [member] | Wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	59,245	51,830
Other International [member] | Undrawn loan commitments - retail [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	4,913	4,100
Other International [member] | Undrawn loan commitments - wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	$ 101,511	$ 88,787